Debt - Interest Rate, Corresponding Maturities, and Contingent Conversion Periods of Cash Convertible Notes (Details) - Cash Convertible Notes	12 Months Ended
Dec. 31, 2021
2023 Notes
Debt Instrument [Line Items]
Annual Interest Rate	0.50%
Conversion Rate per $200,000 Principal Amount	0.0241486395
2024 Notes
Debt Instrument [Line Items]
Annual Interest Rate	1.00%
Conversion Rate per $200,000 Principal Amount	0.021801549